Note 2 - Loans: Past Due Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Past Due Financing Receivables

June 30, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 3,589,427	$ 3,563,731	$ 5,047,974	$ 12,201,132
Premier Loans	1,452,396	949,562	1,505,297	3,907,255
Other Consumer Loans	18,749,645	10,925,937	19,782,701	49,458,283
Real Estate Loans	993,455	344,133	1,248,408	2,585,996
Sales Finance Contracts	2,748,564	1,415,033	2,375,486	6,539,083
Total	$ 27,533,487	$ 17,198,396	$ 29,959,866	$ 74,691,749

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,752,871	$ 2,446,703	$ 3,597,241	$ 8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,214
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,234
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$ 21,692,714	$ 13,846,295	$ 26,940,077	$ 62,479,086